Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Trade and Other Payables Disclosure [Abstract]
TRADE AND OTHER PAYABLES	18. TRADE AND OTHER PAYABLES
	Year ended December 31,
Group	2022	2021
	$000	$000
Trade payables	4,962	4,406
Accruals	1,570	1,775
	6,532	6,181